Cover	Dec. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 05, 2025
Entity Registrant Name	SUNOCOCORP LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42928
Entity Tax Identification Number	85-0470977
Entity Address, Address Line One	8111 Westchester Drive, Suite 400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	981-0700
Title of 12(b) Security	Common Units Representing Limited Liability Company Interests
Trading Symbol	SUNC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0002089661
Entity Ex Transition Period	false